Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Cash flows from operating activities:
Net income before tax	$ 58,496,432	$ 2,108,739	$ 22,542,750	$ 4,806,596
Adjustments to reconcile net income before tax to net cash provided by operating activities:
Depreciation	44,179,632	1,592,633	46,163,693	47,172,881
Amortization	2,894,942	104,360	2,744,383	2,216,654
Expected credit impairment losses (gains)	(6,121)	(221)	(392,145)	627,159
Net gain of financial assets and liabilities at fair value through profit or loss	(2,892,470)	(104,271)	(2,011,403)	(1,279,931)
Interest expense	1,868,089	67,343	2,004,418	2,933,815
Interest income	(575,719)	(20,754)	(737,913)	(994,061)
Dividend income	(1,653,006)	(59,589)	(698,155)	(711,614)
Share-based payment	1,745,745	62,932	959,219	366,186
Share of profit of associates and joint ventures	(5,193,495)	(187,221)	(1,300,263)	(115,329)
Gain on disposal of property, plant and equipment	(143,735)	(5,182)	(1,137,320)	(43,036)
Loss on disposal of investments	16,388	591	91,070	16,293
Impairment loss on non-financial assets	0	0		118,134
Exchange loss (gain) on financial assets and liabilities	(505,434)	(18,220)	(1,386,657)	206,612
Bargain purchase gain	0	0	0	(171,585)
Loss (gain) on lease modification	6	0	(1,765)
Amortization of deferred government grants	(4,069,055)	(146,685)	(3,994,818)	(4,062,148)
Others	243,447	8,776
Income and expense adjustments	35,909,214	1,294,492	40,302,344	46,280,030
Changes in operating assets and liabilities:
Financial assets and liabilities at fair value through profit or loss	119,904	4,323	876,876	(594,847)
Contract assets	(81,887)	(2,952)	(49,108)	(126,340)
Notes receivable and accounts receivable	(8,590,622)	(309,683)	(1,501,100)	439,400
Other receivables	134,111	4,835	(224,488)	67,347
Inventories	(871,589)	(31,420)	(1,014,039)	(1,370,249)
Other current assets	(227,852)	(8,214)	2,981,984	5,769,041
Contract fulfillment costs	(71,828)	(2,589)	4,200	8,054
Contract liabilities	1,637,105	59,016	1,072,225	69,329
Notes and accounts payable	688,652	24,825	(944,909)	(739,066)
Other payables	4,092,040	147,514	2,247,473	511,244
Other current liabilities	(506,837)	(18,271)	(593,710)	796,243
Net defined benefit liabilities	(482,809)	(17,405)	(55,300)	(35,398)
Other noncurrent liabilities	71,430	2,575	53,743	(3,240)
Cash generated from operations	90,315,464	3,255,785	65,698,941	55,878,144
Interest received	505,379	18,218	758,235	973,241
Dividend received	3,006,829	108,393	1,041,972	818,691
Interest paid	(1,539,069)	(55,482)	(1,735,327)	(2,147,320)
Income tax paid	(1,936,712)	(69,816)	(18,629)	(618,608)
Net cash provided by operating activities	90,351,891	3,257,098	65,745,192	54,904,148
Cash flows from investing activities:
Acquisition of financial assets at fair value through profit or loss	(921,916)	(33,234)	(1,118,572)	(354,249)
Proceeds from disposal of financial assets at fair value through profit or loss	439,145	15,831	326,127	229,553
Proceeds from disposal of financial assets at fair value through other comprehensive income or loss	0	0		44,466
Acquisition of financial assets measured at amortised cost	(20,000)	(721)
Acquisition of investments accounted for under the equity method	0	0	(59,900)	(730,000)
Proceeds from disposal of investments accounted for under the equity method	0	0	30,611	5,970
Increase in prepayment for investments	(5,025)	(181)		(17,974)
Proceeds from capital reduction and liquidation of investments	42,150	1,519	27,200	32,214
Acquisition of subsidiary (net of cash acquired)	0	0		(12,800,981)
Disposal of subsidiary	714,358	25,752	(785,772)	32,017
Acquisition of property, plant and equipment	(48,034,633)	(1,731,602)	(26,345,302)	(16,518,483)
Proceeds from disposal of property, plant and equipment	216,314	7,798	1,737,125	45,042
Increase in refundable deposits	(274,015)	(9,878)	(160,254)	(257,909)
Decrease in refundable deposits	220,750	7,958	448,893	441,013
Acquisition of intangible assets	(1,924,924)	(69,392)	(2,009,031)	(2,443,593)
Government grants related to assets acquisition	2,498,984	90,086	242,264	617,685
Increase in other financial assets	(37,121,310)	(1,338,187)	(18,422,183)
Decrease in other financial assets	22,132,639	797,860	5,984,342
Increase in other noncurrent assets	(125,917)	(4,539)	(7,049)	(15,074)
Decrease in other noncurrent assets	0	0		8,786
Net cash used in investing activities	(62,163,400)	(2,240,930)	(40,111,501)	(31,681,517)
Cash flows from financing activities:
Increase in short-term loans	7,205,015	259,734	16,271,732	25,732,933
Decrease in short-term loans	(16,179,231)	(583,245)	(17,205,124)	(26,726,656)
Cash payments for the principal portion of the lease liability	(699,680)	(25,223)	(726,626)	(633,488)
Proceeds from bonds issued	25,760,800	928,652	0	0
Bonds issuance costs	(57,108)	(2,059)	0	0
Redemption of bonds	(2,000,000)	(72,098)	(13,702,875)	(2,500,000)
Proceeds from long-term loans	15,560,661	560,947	13,528,900	11,449,930
Repayments of long-term loans	(11,472,124)	(413,559)	(13,391,980)	(7,572,939)
Increase in guarantee deposits	14,812,963	533,993	303,720	269,415
Decrease in guarantee deposits	(593,555)	(21,397)	(363,539)	(17,146)
Cash dividends	(19,871,129)	(716,335)	(9,765,694)	(6,911,058)
Treasury stock acquired	0	0	(1,678,272)	(2,972,243)
Treasury stock sold to employees	0	0	1,677,900	0
Change in non-controlling interests	23,430	845	(551,608)	3,388
Others	65	2	2,120	10,818
Net cash provided by (used in) financing activities	12,490,107	450,257	(25,601,346)	(9,867,046)
Effect of exchange rate changes on cash and cash equivalents	(2,104,503)	(75,866)	(1,476,786)	(1,524,847)
Net increase (decrease) in cash and cash equivalents	38,574,095	1,390,559	(1,444,441)	11,830,738
Cash and cash equivalents at beginning of year	94,048,036	3,390,340	95,492,477	83,661,739
Cash and cash equivalents at end of year	$ 132,622,131	$ 4,780,899	$ 94,048,036	$ 95,492,477